Acquisition (Details) $ in Thousands							1 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
		Apr. 01, 2019 CNY (¥)	Apr. 01, 2019 USD ($)	Mar. 01, 2019 CNY (¥)	Mar. 01, 2019 USD ($)	Dec. 28, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Allocation of purchase price
Total revenues	[1]										¥ 1,531,062,000	$ 219,923	¥ 1,377,379,000	¥ 1,575,092,000
Net income/(loss)											724,002,000	103,996	(65,612,000)	¥ 34,424,000
Yitian Xindong
Acquisition
Non-controlling interest owned by other shareholders, (in percent)						74.50%
Telling Telecom
Allocation of purchase price
Deposits received							¥ 14,200,000		¥ 16,700,000		16,700,000		¥ 14,200,000		$ 2,400
Yitian Xindong
Acquisition
Equity interests owned by the Company							25.50%						25.50%
Aggregate cost of acquisition							¥ 144,100,000						¥ 144,100,000
Yitian Xindong | Bingruixin
Acquisition
Equity interests owned by the Company							25.50%						25.50%
Aggregate cost of acquisition							¥ 144,100,000						¥ 144,100,000
Percentage of voting rights agreed to transfer under voting rights entrustment by way of call option							25.50%
Yitian Xindong
Acquisition
Equity interests owned by the Company				51.00%	51.00%
Cash consideration paid								¥ 71,100,000					73,000,000
Allocation of purchase price
Purchase consideration						¥ 144,100,000
Decrease in noncontrolling interest											124,200,000	17,800
Voting rights owned by the company, (in percent)				51.00%	51.00%
Business acquisition, gain or loss recognized on remeasurement				¥ 0
Total revenues											204,000,000	29,300
Net income/(loss)											2,500,000	$ 400
Right to receive contingent returnable consideration									170,600,000		170,600,000				24,500
Contingent returnable consideration to be received									170,600,000		¥ 170,600,000
Probability of successfully collecting the contingent returnable consideration											60.00%	60.00%
Fair value of right to receive contingent returnable consideration							¥ 18,200,000		98,500,000		¥ 98,500,000		¥ 18,200,000		14,100
Change in fair value of right to receive contingent returnable consideration									62,100,000		¥ 62,100,000				$ 8,900
Yitian Xindong | Bingruixin
Allocation of purchase price
Percentage of voting rights agreed to transfer under voting rights entrustment by way of call option exercised				25.50%	25.50%
Purchase consideration				¥ 144,100,000	$ 20,700
Tianbo
Acquisition
Equity interests owned by the Company		50.00%	50.00%
Allocation of purchase price
Non-cash consideration		¥ 5,900,000	$ 800
Fair value of previously held equity interest in Tianbo		17,012,000	2,400
Business acquisition, gain or loss recognized on remeasurement		¥ 500,000	$ 70
Total revenues									248,500,000	$ 35,700
Net income/(loss)									¥ 19,600,000	$ 2,800

[1]	(1)Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 24): Net advertising revenues 67,393 41,482 50,700 7,283 Paid services revenues 139,149 87,131 72,454 10,407 Cost of revenues (57,057) (30,167) (26,728) (3,839) Sales and marketing expenses (748) (4,341) (4,157) (597) General and administrative expenses (6,245) (7,918) (7,045) (1,012)